Restricted Escrows and Reserves (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Real estate tax escrow	$ 387,063	$ 86,105
Replacement reserve escrow	166,914	92,530
Property insurance escrow	60,186	11,837
General escrow	33,000	0
Tenant improvements & leasing cost escrow	1,246,489	0
Total restricted cash and investments	$ 1,893,652	$ 190,472